Share-Based Compensation And Other Related Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares right	Dec. 31, 2020 USD ($) shares	Feb. 22, 2019 shares right
Disclosure of share-based payment arrangements [Abstract]
Share-based compensation | $	$ 5,128	$ 3,024
Granted (shares)	53,115
Granted (shares)		7,605
Number of common shares issued in connection with exercise of stock options		329,379
Number of common share option exercised (shares)	65,780	329,711
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in lieu of directors fees (shares)	9,646	9,883
Directors' remuneration expense | $	$ 300	$ 200
Number of shares authorised (shares)	400,000,000
Fair value estimate of the CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of CVRs issued | right			313,887,490
Number of shares issued (shares)	15,600,034	15,600,034	15,600,208
Number of CVRs outstanding | right	313,883,990